Investment (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 113,971
BBE Solutions SDN BHD [Member]
Schedule of Equity Method Investments [Line Items]
Investment Cost	100,000
2013 Investment income	13,971
Equity Method Investments	$ 113,971